Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Research And Development Expenses Abstract
Payroll and related expenses	$ 2,355	$ 2,086	$ 999
Share-based payment	525	770	124
Subcontractors	900	1,429	911
Other	253	486	168
Total	$ 4,033	$ 4,771	$ 2,202